Equity - Schedule of the Equity Instrument (Detail) $ in Millions, $ in Millions			12 Months Ended
	Sep. 13, 2022 CAD ($)	Mar. 15, 2022 CAD ($)	Oct. 31, 2022 CAD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2022 USD ($)
Disclosure of classes of share capital [line items]
Total			$ 3,658	$ 1,908
4.8% Additional Tier 1 Capital Notes (NVCC) [member]
Disclosure of classes of share capital [line items]
Face value					$ 500
Interest rate (%)			4.80%
Redeemable at our option			Aug. 31, 2024
Total			$ 658	658
4.3% Limited Recourse Capital Notes [Member]
Disclosure of classes of share capital [line items]
Face value		$ 1,250	$ 1,250
Interest rate (%)		4.30%	4.30%
Redeemable at our option			Nov. 30, 2025
Total			$ 1,250	$ 1,250
5.625% Limited Recourse Capital Notes, Series 2
Disclosure of classes of share capital [line items]
Face value		$ 750	$ 750
Interest rate (%)		5.625%	5.625%
Redeemable at our option			May 31, 2027
Total			$ 750
7.325% Limited Recourse Capital Notes, Series 3 [Member]
Disclosure of classes of share capital [line items]
Face value	$ 1,000		$ 1,000
Interest rate (%)	7.325%		7.325%
Redeemable at our option			Nov. 30, 2027
Total			$ 1,000